Debt Securities in Issue - Summary of Maturities of Debt Securities in Issue (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial liabilities [line items]
Total debt securities	€ 118,528	[1]	€ 119,751
More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	26,592		21,413
Fixed rate debt securities [member]
Disclosure of financial liabilities [line items]
Total debt securities	84,920		85,496
Fixed rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [line items]
Total debt securities	26,871		32,626
Fixed rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	10,358		7,766
Fixed rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	9,527		10,267
Fixed rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	6,321		8,228
Fixed rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	2,836		6,288
Fixed rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	29,007		20,321
Floating rate debt securities [member]
Disclosure of financial liabilities [line items]
Total debt securities	33,608		34,255
Floating rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [line items]
Total debt securities	24,938		22,684
Floating rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	3,126		4,134
Floating rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	3,041		1,587
Floating rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	1,541		1,234
Floating rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	144		1,563
Floating rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	€ 816		€ 3,053

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.